Ordinary Shares (Details) - USD ($)			1 Months Ended			12 Months Ended
	Jan. 13, 2022	Oct. 02, 2020	May 26, 2021	Aug. 27, 2020	Feb. 28, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 01, 2023	Dec. 30, 2021	Mar. 26, 2021
Ordinary Shares (Details) [Line Items]
Gross proceeds (in Dollars)			$ 4,000,000		$ 10,000,000
Exercise price per share (in Dollars per share)		$ 40.625
Issuance of expire years	3 years
Issuance of warrants (in Dollars)		$ 14,754			$ 4,324	$ 5,360
Exercise price of the warrants (in Dollars per share)					$ 88.8
Deemed dividend (in Dollars)				$ 755,514
Ordinary shares, description		Following the public offering completed on October 2, 2020, the placement agent of the offering on February 28, 2020 was further received 6,541 warrants as a tail fee, with an exercise price of $39.0 and expire seven years from the date of issuance.
Aggregate offering price (in Dollars)											$ 15,000,000
Number of shares issue									122	0.001
Ordinary shares closing price percentage			10.00%
Shares Warrant Holders [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares issued						6,712	4,000	31,351
Share Option Holders [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares issued							19,016	1,233
Initial Public Offering [Member]
Ordinary Shares (Details) [Line Items]
Warrants to purchase shares		276,923
Offering costs (in Dollars)					$ 1,000,000
Class A Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Sale of ordinary shares					135,135
Warrants to purchase shares					135,135
Gross proceeds (in Dollars)		$ 9,000,000
Purchase of exercisable warrant shares					1
Exercise price per share (in Dollars per share)		$ 32.5			$ 74
Issuance of expire years		5 years			7 years
Ordinary shares issued				54,054		1,326,953	1,320,241
Non-affiliated purchasers in exchange of warrants				54,054
Number of shares issue											7,875
Ordinary shares issued			138,793
Ordinary shares, per share (in Dollars per share)			$ 28.82
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Ordinary Shares (Details) [Line Items]
Issuance of public offering (in Dollars)		$ 276,923
Offering costs (in Dollars)		$ 1,200,000